Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans
Contribution to employee benefit plans	$ 40,724,902	$ 33,021,394	$ 18,269,190